This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                   -AllianceBernstein Small Cap Growth Portfolio

================================================================================

Supplement dated March 14, 2006 to the Prospectuses dated May 2, 2005 of the AllianceBernstein Variable Products Series Fund, Inc. that offer Class A and Class B shares of AllianceBernstein Small Cap Growth Portfolio.

The following information replaces certain information in the Fund's Prospectuses under the heading "Management of the Portfolios - Portfolio Managers."

The management of, and investment decisions for, each of the other Portfolios' portfolios are made by certain Investment Policy Groups or Investment Teams. Each Investment Policy Group or Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for each Portfolio's portfolio.

The following table lists the Investment Policy Groups or Investment Teams, the persons within each Investment Policy Group or Investment Team with the most significant responsibility for the day-to-day management of the Portfolio's portfolio, the year that each person assumed joint and primary responsibility for the Portfolio, and each person's principal occupation during the past five years:

     Portfolio and                                                   Principal Occupation During
   Responsible Group             Employee; Year; Title                 The Past Five (5) Years
   -----------------      -----------------------------------   -------------------------------------
AllianceBernstein Small   Bruce K. Aronow; since 2000; Senior   Senior Vice President of the Adviser,
  Cap Growth Portfolio    Vice President of the Adviser         with which he has been associated
                                                                since prior to 2001.

  Small Cap Growth        Kumar Kirpalani; since 2005; Vice     Vice President of the Adviser, with
   Investment Team        President of the Adviser              which he has been associated since
                                                                prior to 2001.

                          Samantha Lau; since 2005; Senior      Senior Vice President of the Adviser,
                          Vice President of the Adviser         with which she has been associated
                                                                since prior to 2001.

                          Wen-Tse Tseng; since 2006; Vice       Vice President with which of the
                          President of the Adviser              Adviser, he has been associated since
                                                                March 2006. Prior thereto, he was the
                                                                healthcare-sector portfolio manager
                                                                for the small-cap growth team at
                                                                William D. Witter since 2003. He also
                                                                worked at Weiss, Peck & Greer,
                                                                managing the health care sector with
                                                                the same team with which he worked at
                                                                William D. Witter, from April 2002 to
                                                                August 2003. Prior thereto, he was a
                                                                senior healthcare analyst at JP Morgan
                                                                Fleming Asset Management since prior
                                                                to 2001.

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

00250.0292 #651504v1